UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22896

Global Macro Capital Opportunities Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2023

Date of Reporting Period

Item 1. Reports to Stockholders

Global Macro Capital Opportunities Portfolio
October 31, 2023
Portfolio of Investments

Common Stocks — 84.8%
Security	Shares	Value
Belgium — 0.1%
Cenergy Holdings S.A.	60,106	$ 404,299
		$ 404,299
Bulgaria — 0.2%
Eurohold Bulgaria AD(1)	978,120	$ 899,482
		$ 899,482
China — 0.0%(2)
Ganfeng Lithium Group Co., Ltd., Class H(3)	2,800	$ 10,057
		$ 10,057
Cyprus — 3.0%
Bank of Cyprus Holdings PLC(4)	45,800	$ 141,568
Bank of Cyprus Holdings PLC(4)	2,841,093	8,759,831
Optima bank S.A.(1)	339,741	2,552,308
		$ 11,453,707
Georgia — 7.2%
Bank of Georgia Group PLC	206,490	$ 8,360,204
Georgia Capital PLC(1)	1,014,117	11,368,973
TBC Bank Group PLC	227,322	7,429,109
		$ 27,158,286
Greece — 19.3%
Aegean Airlines S.A.(1)	74,253	$ 812,719
Alpha Services and Holdings S.A.(1)	4,593,637	6,876,365
Athens Water Supply & Sewage Co. S.A.	87,668	520,945
Autohellas Tourist & Trading S.A.	39,638	534,040
Ellaktor S.A.(1)	179,472	353,790
Eurobank Ergasias Services and Holdings S.A.(1)	5,488,394	8,970,910
GEK Terna Holding Real Estate Construction S.A.	119,525	1,670,550
Hellenic Telecommunications Organization S.A.	396,797	5,561,661
Helleniq Energy Holdings S.A.	121,665	893,288
Holding Co. ADMIE IPTO S.A.	239,157	506,844
Ideal Holdings S.A.(1)	23,943	147,479
JUMBO S.A.	243,322	6,401,937
LAMDA Development S.A.(1)	144,089	927,660
Motor Oil (Hellas) Corinth Refineries S.A.	139,914	3,332,414
Mytilineos S.A.	221,742	8,214,299
National Bank of Greece S.A.(1)	1,136,445	6,508,819
OPAP S.A.	374,475	6,342,966
Piraeus Financial Holdings S.A.(1)	2,058,570	6,101,898
Security	Shares	Value
Greece (continued)
Public Power Corp. S.A.(1)	422,686	$ 4,314,378
Sarantis S.A.	62,205	516,797
Terna Energy S.A.	109,639	1,645,224
Titan Cement International S.A.	78,547	1,471,063
		$ 72,626,046
India — 7.8%
Adani Energy Solutions, Ltd.(1)	12,259	$ 112,995
Adani Green Energy, Ltd.(1)	14,178	154,523
Affle India, Ltd.(1)	36,000	455,429
Angel One, Ltd.	23,000	714,679
Apollo Hospitals Enterprise, Ltd.	4,774	277,697
Asian Paints, Ltd.	1,872	67,506
Avenue Supermarts, Ltd.(1)(3)	7,154	312,277
Bajaj Finance, Ltd.	24,417	2,198,796
Bajaj Finserv, Ltd.	16,719	315,047
Bharti Airtel, Ltd.	95,293	1,046,165
Brightcom Group, Ltd.(1)	899,000	181,823
Cholamandalam Investment & Finance Co., Ltd.	14,109	193,403
Cipla, Ltd.	3,388	48,965
Divi's Laboratories, Ltd.	6,252	254,934
Dr. Reddy's Laboratories, Ltd.	739	47,667
Easy Trip Planners, Ltd.(1)	321,000	152,895
Eicher Motors, Ltd.	1,090	43,146
FSN E-Commerce Ventures, Ltd.(1)	442,000	740,167
GAIL (India), Ltd.	88,026	126,760
Grasim Industries, Ltd.	11,746	266,507
Happiest Minds Technologies, Ltd.	50,000	492,412
Havells India, Ltd.	9,907	148,662
HCL Technologies, Ltd.	4,848	74,332
HDFC Bank, Ltd.	10,936	193,857
HDFC Life Insurance Co., Ltd.(3)	6,699	49,970
Hindalco Industries, Ltd.	57,847	319,683
Hindustan Unilever, Ltd.	3,395	101,318
ICICI Securities, Ltd.(3)	60,000	462,761
IndiaMart InterMesh, Ltd.(3)	20,000	636,728
Indian Energy Exchange, Ltd.(3)	362,000	547,895
Indian Railway Catering & Tourism Corp., Ltd.	122,683	981,190
Info Edge India, Ltd.	22,581	1,112,437
Infosys, Ltd.	11,970	197,122
Intellect Design Arena, Ltd.	52,000	425,968
ITC, Ltd.	14,140	72,795
Jindal Steel & Power, Ltd.	13,591	103,484
Jio Financial Services, Ltd.(1)	162,358	425,401
JSW Steel, Ltd.	31,961	282,505
Jubilant FoodWorks, Ltd.	142,996	857,758

See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
October 31, 2023
Portfolio of Investments — continued

Security	Shares	Value
India (continued)
Larsen & Toubro, Ltd.	25,733	$ 903,697
LTIMindtree, Ltd.(3)	3,328	202,582
Mahindra & Mahindra, Ltd.	36,818	647,634
Maruti Suzuki India, Ltd.	596	74,410
Mphasis, Ltd.	3,178	81,082
Nazara Technologies, Ltd.(1)	23,000	224,086
Nestle India, Ltd.	193	56,241
NTPC, Ltd.	22,489	63,836
One 97 Communications, Ltd.(1)	79,000	870,310
PB Fintech, Ltd.(1)	91,000	764,962
Petronet LNG, Ltd.	28,740	68,682
PI Industries, Ltd.	2,863	116,646
Power Grid Corp. of India, Ltd.	23,545	57,043
Reliance Industries, Ltd.	163,358	4,494,142
Route Mobile, Ltd.	19,000	354,117
SBI Cards & Payment Services, Ltd.	9,055	81,515
SBI Life Insurance Co., Ltd.(3)	2,822	46,420
SRF, Ltd.	5,781	151,931
Sun Pharmaceutical Industries, Ltd.	5,217	67,982
Tanla Platforms, Ltd.	47,000	539,187
Tata Consultancy Services, Ltd.	3,464	140,362
Tata Consumer Products, Ltd.	26,081	282,059
Tata Elxsi, Ltd.	1,296	119,071
Tata Motors, Ltd.	11,778	89,080
Tata Steel, Ltd.	327,127	467,396
Tech Mahindra, Ltd.	3,441	46,888
Titan Co., Ltd.	15,533	596,281
Trent, Ltd.	6,864	178,107
Tube Investments of India, Ltd.	4,113	155,806
UltraTech Cement, Ltd.	4,517	458,102
UPL, Ltd.	18,027	117,070
Varun Beverages, Ltd.	17,020	187,079
Wipro, Ltd.	7,963	36,661
Zomato, Ltd.(1)	1,246,000	1,570,723
		$ 29,508,849
Indonesia — 3.7%
Adaro Energy Indonesia Tbk PT	2,449,800	$ 395,273
Astra International Tbk PT	3,027,700	1,101,415
Bank Central Asia Tbk PT	5,995,400	3,302,989
Bank Jago Tbk PT(1)	626,600	62,214
Bank Mandiri Persero Tbk PT	4,386,800	1,567,193
Bank Negara Indonesia Persero Tbk PT	2,419,400	730,142
Bank Rakyat Indonesia Persero Tbk PT	7,475,184	2,337,370
Barito Pacific Tbk PT	4,808,843	340,772
Charoen Pokphand Indonesia Tbk PT(1)	1,315,900	480,552
Security	Shares	Value
Indonesia (continued)
Kalbe Farma Tbk PT	3,818,800	$ 406,147
Merdeka Copper Gold Tbk PT(1)	2,079,800	291,704
Sumber Alfaria Trijaya Tbk PT	2,968,200	540,203
Telkom Indonesia Persero Tbk PT	6,925,700	1,518,222
Unilever Indonesia Tbk PT	1,221,400	278,490
United Tractors Tbk PT	284,400	450,065
		$ 13,802,751
Nigeria — 0.0%(2)
Airtel Africa PLC(3)	40,000	$ 55,101
		$ 55,101
Philippines — 2.1%
Aboitiz Equity Ventures, Inc.	345,400	$ 278,852
Ayala Corp.	62,300	666,097
Ayala Land, Inc.	1,379,700	678,883
Bank of the Philippine Islands	416,200	737,907
BDO Unibank, Inc.	477,200	1,074,164
International Container Terminal Services, Inc.	210,600	746,161
JG Summit Holdings, Inc.	542,300	351,757
Jollibee Foods Corp.	92,300	333,646
Manila Electric Co.	58,200	364,325
Metropolitan Bank & Trust Co.	380,300	350,674
PLDT, Inc.	15,700	335,478
SM Investments Corp.	50,100	708,078
SM Prime Holdings, Inc.	2,083,000	1,102,073
Universal Robina Corp.	175,000	337,371
		$ 8,065,466
Poland — 6.3%
Alior Bank S.A.(1)	27,900	$ 439,223
Allegro.eu S.A.(1)(3)	78,300	561,668
Asseco Poland S.A.	31,200	571,265
Bank Millennium S.A.(1)	204,300	355,477
Bank Polska Kasa Opieki S.A.	64,200	1,950,857
Budimex S.A.	7,500	839,576
CCC S.A.(1)	24,200	229,040
CD Projekt S.A.	37,000	923,768
Cyfrowy Polsat S.A.(1)	148,600	463,327
Dino Polska S.A.(1)(3)	8,400	795,945
Enea S.A.(1)	150,300	260,521
Eurocash S.A.	48,400	161,013
Grupa Azoty S.A.(1)	28,800	150,689
Grupa Kety S.A.	5,700	961,496
Jastrzebska Spolka Weglowa S.A.(1)	30,500	362,326
KGHM Polska Miedz S.A.	81,700	2,180,187

See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
October 31, 2023
Portfolio of Investments — continued

Security	Shares	Value
Poland (continued)
KRUK S.A.	5,500	$ 608,435
LPP S.A.	700	2,255,022
mBank S.A.(1)	5,000	618,116
Orange Polska S.A.	374,400	694,472
ORLEN S.A.	105,600	1,669,949
PGE S.A.(1)	512,000	889,199
Powszechna Kasa Oszczednosci Bank Polski S.A.(1)	163,200	1,690,550
Powszechny Zaklad Ubezpieczen S.A.	202,500	2,291,465
Santander Bank Polska S.A.(1)	6,500	705,945
Tauron Polska Energia S.A.(1)	616,500	542,191
Text S.A.	10,700	288,280
Warsaw Stock Exchange	8,800	81,726
XTB S.A.(3)	15,200	118,173
		$ 23,659,901
Saudi Arabia — 3.2%
Advanced Petrochemical Co.	48,600	$ 483,867
Al Hammadi Holding	35,300	508,377
Almarai Co. JSC	17,800	265,228
Arabian Contracting Services Co.	15,600	838,702
Arabian Internet & Communications Services Co.	7,100	592,619
Ataa Educational Co.	29,094	477,606
Dallah Healthcare Co.	11,603	457,775
Dr Sulaiman Al Habib Medical Services Group Co.	5,100	342,559
Etihad Etisalat Co.	65,000	799,009
Jarir Marketing Co.	121,000	467,001
National Co. for Learning & Education	17,800	467,760
SABIC Agri-Nutrients Co.	11,200	399,874
Saudi Arabian Mining Co.(1)	57,900	554,751
Saudi Arabian Oil Co.(3)	116,710	1,036,893
Saudi Basic Industries Corp.	40,600	834,299
Saudi Electricity Co.	49,600	235,488
Saudi Industrial Investment Group	93,300	596,771
Saudi Telecom Co.	68,400	700,697
Savola Group (The)	80,200	778,378
Theeb Rent A Car Co.	25,800	419,947
United International Transportation Co.	33,200	595,562
		$ 11,853,163
Serbia — 0.3%
Metalac AD(1)	67,357	$ 940,419
		$ 940,419
Slovenia — 1.9%
Nova Ljubljanska Banka dd(3)	72,121	$ 5,711,221
Security	Shares	Value
Slovenia (continued)
Nova Ljubljanska Banka dd GDR(5)	60,052	$ 919,056
Petrol DD Ljubljana	18,600	456,816
		$ 7,087,093
South Korea — 7.4%
AMOREPACIFIC Corp.	1,140	$ 107,007
Celltrion Healthcare Co., Ltd.	4,463	220,765
Celltrion, Inc.	4,945	549,159
CJ CheilJedang Corp.	339	71,019
Cosmo AM&T Co., Ltd.(1)	900	93,701
Coway Co., Ltd.	2,186	69,954
DB Insurance Co., Ltd.	2,673	173,902
Doosan Enerbility Co., Ltd.(1)	21,359	212,821
Ecopro BM Co., Ltd.	2,248	328,876
Hana Financial Group, Inc.	13,526	393,292
Hanwha Aerospace Co., Ltd.	1,500	112,772
Hanwha Galleria Corp.(1)	4,611	3,451
Hanwha Solutions Corp.(1)	4,088	87,075
HD Korea Shipbuilding & Offshore Engineering Co., Ltd.(1)	2,316	155,364
HLB, Inc.(1)	4,453	95,944
HMM Co., Ltd.	9,451	102,366
HYBE Co., Ltd.(1)	432	70,357
Hyundai Engineering & Construction Co., Ltd.	3,379	83,802
Hyundai Glovis Co., Ltd.	762	96,706
Hyundai Mobis Co., Ltd.	2,890	447,559
Hyundai Motor Co.	5,831	734,613
Hyundai Steel Co.	2,500	60,796
Kakao Corp.	13,862	390,712
KB Financial Group, Inc.	16,629	633,868
Kia Corp.	11,114	634,959
Korea Aerospace Industries, Ltd.	2,870	94,436
Korea Electric Power Corp.(1)	9,138	114,380
Korea Investment Holdings Co., Ltd.	1,239	46,318
Korea Zinc Co., Ltd.	330	114,681
Korean Air Lines Co., Ltd.	6,673	101,531
Krafton, Inc.(1)	869	105,785
KT&G Corp.	5,085	320,779
L&F Co., Ltd.	839	81,612
LG Chem, Ltd.	2,023	663,022
LG Corp.	4,829	276,407
LG Display Co., Ltd.(1)	9,346	84,569
LG Electronics, Inc.	5,323	394,876
LG Energy Solution, Ltd.(1)	1,583	453,796
LG H&H Co., Ltd.	316	74,084
LG Innotek Co., Ltd.	522	86,638
Lotte Chemical Corp.	607	65,918

See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
October 31, 2023
Portfolio of Investments — continued

Security	Shares	Value
South Korea (continued)
Meritz Financial Group, Inc.	5,370	$ 199,859
Naver Corp.	6,088	851,121
NCSoft Corp.	575	99,341
Pearl Abyss Corp.(1)	890	32,606
POSCO Chemical Co., Ltd.	1,555	274,027
POSCO Holdings, Inc.	3,243	992,764
Posco International Corp.	2,974	110,931
Samsung Biologics Co., Ltd.(1)(3)	802	421,617
Samsung C&T Corp.	4,209	332,787
Samsung Electro-Mechanics Co., Ltd.	2,692	248,905
Samsung Electronics Co., Ltd.	195,999	9,755,826
Samsung Engineering Co., Ltd.(1)	8,539	150,497
Samsung Fire & Marine Insurance Co., Ltd.	1,547	295,821
Samsung Heavy Industries Co., Ltd.(1)	31,961	162,026
Samsung Life Insurance Co., Ltd.	4,061	217,423
Samsung SDI Co., Ltd.	2,388	756,124
Samsung SDS Co., Ltd.	2,013	206,342
Shinhan Financial Group Co., Ltd.	19,340	497,120
SK Bioscience Co., Ltd.(1)	942	42,397
SK Hynix, Inc.	26,391	2,291,850
SK Innovation Co., Ltd.(1)	2,937	267,574
SK Square Co., Ltd.(1)	3,831	121,052
SK, Inc.	1,234	130,102
S-Oil Corp.	1,757	86,712
Woori Financial Group, Inc.	30,239	267,094
Yuhan Corp.	2,980	127,032
		$ 27,948,622
Spain — 0.1%
AmRest Holdings SE(1)	46,500	$ 294,937
		$ 294,937
Sri Lanka — 2.3%
Browns Investments PLC(1)	19,464,638	$ 303,320
Commercial Bank of Ceylon PLC(1)	4,535,356	1,136,504
Dialog Axiata PLC(1)	11,855,734	340,402
Expolanka Holdings PLC	2,214,372	862,260
Hatton National Bank PLC(1)	1,859,171	928,991
John Keells Holdings PLC	5,860,590	3,440,265
LOLC Holdings PLC(1)	488,858	579,131
Sampath Bank PLC	6,019,065	1,185,117
		$ 8,775,990
Taiwan — 2.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	533,000	$ 8,705,226
		$ 8,705,226
Security	Shares	Value
Turkey — 3.8%
Akbank T.A.S.	1,139,909	$ 1,187,504
Aselsan Elektronik Sanayi Ve Ticaret AS	412,502	602,407
BIM Birlesik Magazalar AS	151,352	1,455,592
Eregli Demir ve Celik Fabrikalari TAS(1)	444,378	594,897
Ford Otomotiv Sanayi AS	23,111	642,180
Haci Omer Sabanci Holding AS	358,830	678,629
Hektas Ticaret TAS(1)	374,632	290,687
KOC Holding AS	256,572	1,241,059
Koza Altin Isletmeleri AS	328,999	255,454
Pegasus Hava Tasimaciligi AS(1)	14,498	361,236
Sasa Polyester Sanayi AS(1)	350,238	530,454
Tofas Turk Otomobil Fabrikasi AS	38,195	324,743
Turk Hava Yollari AO(1)	180,099	1,382,781
Turkcell Iletisim Hizmetleri AS(1)	396,563	672,499
Turkiye Is Bankasi AS, Class C	1,238,331	920,469
Turkiye Petrol Rafinerileri AS	317,638	1,593,601
Turkiye Sise ve Cam Fabrikalari AS	439,174	735,825
Yapi ve Kredi Bankasi AS	1,247,407	761,308
		$ 14,231,325
United Arab Emirates — 8.0%
Abu Dhabi Commercial Bank PJSC	552,750	$ 1,207,913
Abu Dhabi Islamic Bank PJSC	329,659	923,750
Abu Dhabi National Oil Co. for Distribution PJSC	470,000	429,988
Agthia Group PJSC	1,296,034	1,571,483
Air Arabia PJSC	2,257,172	1,610,863
Al Ansari Financial Services PJSC(1)	1,805,311	564,998
Al Waha Capital PJSC	4,117,465	2,131,484
Al Yah Satellite Communications Co. PJSC (Yahsat)	2,242,854	1,551,145
Aldar Properties PJSC	1,739,556	2,464,176
Amanat Holdings PJSC	6,091,633	1,650,143
Americana Restaurants International PLC	494,400	499,514
Aramex PJSC	454,227	284,828
Deyaar Development PJSC(1)	9,480,540	1,519,723
Dubai Electricity & Water Authority PJSC	1,686,287	1,092,440
Dubai Islamic Bank PJSC	584,077	858,704
Emaar Properties PJSC	1,589,891	2,896,437
Emirates Central Cooling Systems Corp.	3,502,706	1,706,314
Emirates NBD Bank PJSC	100,660	464,674
Emirates Telecommunications Group Co. PJSC	353,100	1,774,668
First Abu Dhabi Bank PJSC	448,554	1,548,699
Multiply Group PJSC(1)	345,100	319,772
National Central Cooling Co. PJSC	689,840	657,451
Q Holding PJSC(1)	227,300	190,672

See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
October 31, 2023
Portfolio of Investments — continued

Security	Shares	Value
United Arab Emirates (continued)
Ras Al Khaimah Ceramics	3,202,255	$ 2,118,691
Taaleem Holdings PJSC(1)	29,300	31,012
		$ 30,069,542
United Kingdom — 0.1%
Pepco Group N.V.(1)(5)	102,800	$ 416,660
		$ 416,660
Vietnam — 5.7%
Digiworld Corp.	1,064,800	$ 1,828,762
Duc Giang Chemicals JSC	712,600	2,297,874
FPT Corp.	1,838,970	6,430,313
FPT Digital Retail JSC	663,860	2,359,157
Gemadept Corp.	745,200	1,795,166
Mobile World Investment Corp.	1,041,098	1,602,134
Novaland Investment Group Corp.(1)	7,524	3,975
Phat Dat Real Estate Development Corp.(1)	3,271	2,804
Phu Nhuan Jewelry JSC	1,185,066	3,478,690
Refrigeration Electrical Engineering Corp.	629,803	1,442,824
		$ 21,241,699
Total Common Stocks (identified cost $289,792,424)		$319,208,621

Loan Participation Notes — 2.7%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 2.7%
Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/25(5)(6)(7)	UZS	48,512,190	$ 3,876,468
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank "Asaka"), 18.70%, 7/21/26(5)(6)(7)	UZS	81,043,560	6,175,859
Total Loan Participation Notes (identified cost $10,780,060)			$ 10,052,327

Preferred Stocks — 0.4%
Security	Shares	Value
South Korea — 0.4%
Hanwha Galleria Co., Ltd.(1)	45	$ 95
Hanwha Solutions Corp.(1)	40	581
Hyundai Motor Co., Ltd.	1,499	111,364
Security	Shares	Value
South Korea (continued)
LG Chem, Ltd.	400	$ 83,542
Samsung Electronics Co., Ltd.	36,110	1,441,681
Total Preferred Stocks (identified cost $1,614,418)		$ 1,637,263

Rights — 0.0%(2)
Security	Shares	Value
South Korea — 0.0%(2)
Cosmo AM&T Co., Ltd., Exp. 11/7/23(1)	47	$ 578
Total Rights (identified cost $0)		$ 578

Sovereign Government Bonds — 0.1%
Security	Principal Amount (000's omitted)		Value
Greece — 0.1%
Hellenic Republic Government Bond, 0.00%, GDP-Linked, 10/15/42	EUR	79,360	$ 264,073
Total Sovereign Government Bonds (identified cost $335,579)			$ 264,073

Short-Term Investments — 8.1%
Affiliated Fund — 7.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.25%(8)	28,891,215	$ 28,891,215
Total Affiliated Fund (identified cost $28,891,215)		$ 28,891,215

U.S. Treasury Obligations — 0.4%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills, 0.00%, 11/30/23(9)	$1,500	$ 1,493,615
Total U.S. Treasury Obligations (identified cost $1,493,566)		$ 1,493,615
Total Short-Term Investments (identified cost $30,384,781)		$ 30,384,830

See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
October 31, 2023
Portfolio of Investments — continued

Value
Total Investments — 96.1% (identified cost $332,907,262)	$361,547,692
Other Assets, Less Liabilities — 3.9%	$ 14,862,366
Net Assets — 100.0%	$376,410,058
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Amount is less than 0.05%.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2023, the aggregate value of these securities is $10,969,308 or 2.9% of the Portfolio's net assets.
(4)	Securities are traded on separate exchanges for the same entity.
(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At October 31, 2023, the aggregate value of these securities is $11,388,043 or 3.0% of the Portfolio's net assets.
(6)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).
(7)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(8)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of October 31, 2023.
(9)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.
Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Financials	34.5%	$129,992,422
Industrials	10.5	39,522,327
Consumer Discretionary	9.8	37,050,392
Information Technology	9.7	36,320,976
Communication Services	5.5	20,799,013
Materials	4.5	17,026,431
Energy	3.8	14,288,593
Utilities	3.6	13,364,857
Real Estate	2.6	9,595,731
Consumer Staples	2.4	9,069,030
Health Care	1.0	3,869,017
Government	0.1	264,073
Short-Term Investments	8.1	30,384,830
Total Investments	96.1%	$361,547,692

Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
EUR	1,296,988	USD	1,388,841	12/20/23	$ (13,438)
EUR	19,062,884	USD	20,412,917	12/20/23	(197,517)
INR	971,000,000	USD	11,702,687	12/20/23	(59,255)
INR	980,000,000	USD	11,810,658	12/20/23	(59,306)
KRW	15,124,000,000	USD	11,408,657	12/20/23	(200,203)
KRW	18,376,000,000	USD	13,867,109	12/20/23	(248,586)
USD	7,326,391	EUR	6,841,851	12/20/23	70,891
USD	4,441,849	EUR	4,148,082	12/20/23	42,980
USD	3,832,413	EUR	3,578,952	12/20/23	37,083
USD	2,299,163	EUR	2,147,105	12/20/23	22,247
USD	2,263,434	EUR	2,113,739	12/20/23	21,901
USD	1,659,771	EUR	1,550,000	12/20/23	16,060
USD	22,900,292	EUR	21,700,000	12/20/23	(111,661)
					$ (678,804)

See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
October 31, 2023
Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	23,639,464	CNH	168,000,000	BNP Paribas	11/24/23	$ 720,769	$ —
USD	22,319,552	CNH	155,348,700	HSBC Bank USA, N.A.	11/24/23	1,126,756	—
USD	15,175,804	EUR	14,250,000	HSBC Bank USA, N.A.	12/20/23	64,268	—
						$1,911,793	$ —
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Equity Futures
MSCI Emerging Markets Index	240	Long	12/15/23	$11,030,400	$ (729,771)
					$(729,771)
Total Return Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
Citibank, N.A.	KRW	103,250	Positive Return on KOSPI 200 Index Futures 12/2023 (pays upon termination)	Negative Return on KOSPI 200 Index Futures 12/2023 (pays upon termination)	12/14/23	$ (2,227,335)
						$(2,227,335)
Abbreviations:
GDP	– Gross Domestic Product
GDR	– Global Depositary Receipt
OTC	– Over-the-counter
Currency Abbreviations:
CNH	– Yuan Renminbi Offshore
EUR	– Euro
INR	– Indian Rupee
KRW	– South Korean Won
USD	– United States Dollar
UZS	– Uzbekistani Som

See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
October 31, 2023
Statement of Assets and Liabilities

October 31, 2023
Assets
Unaffiliated investments, at value (identified cost $304,016,047)	$ 332,656,477
Affiliated investments, at value (identified cost $28,891,215)	28,891,215
Cash	94,390
Deposits for derivatives collateral:
Futures contracts	319,754
Centrally cleared derivatives	2,962,242
OTC derivatives	2,986,310
Foreign currency, at value (identified cost $3,462,469)	3,454,161
Interest and dividends receivable	749,802
Dividends receivable from affiliated investments	74,038
Receivable for investments sold	5,451,889
Receivable for variation margin on open futures contracts	484,160
Receivable for open forward foreign currency exchange contracts	1,911,793
Tax reclaims receivable	12,723
Receivable from affiliates	106,333
Trustees' deferred compensation plan	10,628
Other assets	307,980
Total assets	$380,473,895
Liabilities
Cash collateral due to brokers	$ 710,000
Payable for investments purchased	435,453
Payable for variation margin on open centrally cleared derivatives	27,970
Payable for open swap contracts	2,227,335
Payable to affiliates:
Investment adviser fee	311,855
Trustees' fees	1,462
Trustees' deferred compensation plan	10,628
Accrued foreign capital gains taxes	50,898
Accrued expenses	288,236
Total liabilities	$ 4,063,837
Net Assets applicable to investors' interest in Portfolio	$376,410,058

See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
October 31, 2023
Statement of Operations

Year Ended
October 31, 2023
Investment Income
Dividend income (net of foreign taxes withheld of $589,830)	$ 7,357,741
Dividend income from affiliated investments	386,696
Interest income (net of foreign taxes withheld of $36)	1,080,994
Total investment income	$ 8,825,431
Expenses
Investment adviser fee	$ 2,549,271
Trustees’ fees and expenses	15,306
Custodian fee	392,142
Legal and accounting services	80,058
Miscellaneous	30,403
Total expenses	$ 3,067,180
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 137,801
Total expense reductions	$ 137,801
Net expenses	$ 2,929,379
Net investment income	$ 5,896,052
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $346,976)	$ (6,873,724)
Written options	(2,041)
Futures contracts	(3,748,918)
Swap contracts	468,682
Foreign currency transactions	388,649
Forward foreign currency exchange contracts	1,886,910
Net realized loss	$ (7,880,442)
Change in unrealized appreciation (depreciation):
Investments (including net increase in accrued foreign capital gains taxes of $40,000)	$ 26,784,711
Futures contracts	(728,448)
Swap contracts	(2,227,335)
Foreign currency	33,568
Forward foreign currency exchange contracts	(1,343,729)
Net change in unrealized appreciation (depreciation)	$22,518,767
Net realized and unrealized gain	$14,638,325
Net increase in net assets from operations	$20,534,377

See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
October 31, 2023
Statements of Changes in Net Assets

	Year Ended October 31,
	2023	2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 5,896,052	$ 4,053,926
Net realized loss	(7,880,442)	(1,544,196)
Net change in unrealized appreciation (depreciation)	22,518,767	(36,582,335)
Net increase (decrease) in net assets from operations	$ 20,534,377	$ (34,072,605)
Capital transactions:
Contributions	$ 190,449,338	$ 40,153,386
Withdrawals	(18,206,673)	(12,951,136)
Net increase in net assets from capital transactions	$172,242,665	$ 27,202,250
Net increase (decrease) in net assets	$192,777,042	$ (6,870,355)
Net Assets
At beginning of year	$ 183,633,016	$ 190,503,371
At end of year	$376,410,058	$183,633,016

See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
October 31, 2023
Financial Highlights

	Year Ended October 31,
	2023	2022	2021	2020	2019
Ratios/Supplemental Data
Ratios (as a percentage of average daily net assets):
Expenses	1.15% (1)(2)	1.26% (1)	1.24%	1.28%	1.29% (3)
Net investment income	2.30%	2.17%	1.04%	0.84%	1.29%
Portfolio Turnover	69%	67%	70%	44%	43%
Total Return	16.11% (2)	(16.87)%	35.70%	(2.84)%	7.44%
Net assets, end of year (000’s omitted)	$376,410	$183,633	$190,503	$145,694	$179,334
(1)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended October 31, 2023 and 2022).
(2)	The investment adviser reimbursed certain operating expenses (equal to 0.05% of average daily net assets for the year ended October 31, 2023). Absent this reimbursement, total return would be lower.
(3)	Includes interest expense of 0.01% of average daily net assets for the year ended October 31, 2019.

See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
October 31, 2023
Notes to Financial Statements

1  Significant Accounting Policies
Global Macro Capital Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2023, Eaton Vance Emerging and Frontier Countries Equity Fund held an interest of approximately 100% in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Derivatives. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Total return swaps are valued using valuations provided by a third party pricing service based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.
Foreign Securities, Futures Contracts and Currencies. Foreign securities, futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Foreign ownership of shares of certain Indian companies may be subject to limitations. When foreign ownership of such an Indian company’s shares approaches the limitation, foreign investors may be willing to pay a premium to the local share price to acquire shares from other foreign investors. Such shares are valued at the closing price for foreign investors as provided by the exchange on which they trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign futures contracts.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

Global Macro Capital Opportunities Portfolio
October 31, 2023
Notes to Financial Statements — continued

B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
D  Federal and Other Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in India. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities, the holding period of such securities, the related tax rates, and the availability of any realized losses in excess of gains that may be carried forward to offset future gains. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on certain Indian securities sold at a gain are included in net realized gain (loss) on investments.
As of October 31, 2023, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
H  Futures Contracts—Upon entering into a futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
I   Forward Foreign Currency Exchange Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.

Global Macro Capital Opportunities Portfolio
October 31, 2023
Notes to Financial Statements — continued

J  Purchased Options—Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
K  Written Options—Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. The Portfolio, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the instrument underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.
L  Total Return Swaps—In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The investment adviser fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	1.000%
$500 million but less than $1 billion	0.950%
$1 billion but less than $2.5 billion	0.925%
$2.5 billion but less than $5 billion	0.900%
$5 billion and over	0.880%
For the year ended October 31, 2023, the Portfolio’s investment adviser fee amounted to $2,549,271 or 1.00% of the Portfolio’s average daily net assets. Pursuant to an expense reimbursement, BMR was allocated $125,974 of the Portfolio’s operating expenses for the year ended October 31, 2023. Pursuant to an investment sub-advisory agreement effective January 1, 2023, BMR has delegated a portion of the investment management of the Portfolio to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley. BMR pays EVAIL a portion of its investment adviser fee for sub-advisory services provided to the Portfolio.
The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the year ended October 31, 2023, the investment adviser fee paid was reduced by $11,827 relating to the Portfolio’s investment in the Liquidity Fund.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $301,467,725 and $164,592,011, respectively, for the year ended October 31, 2023.

Global Macro Capital Opportunities Portfolio
October 31, 2023
Notes to Financial Statements — continued

4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at October 31, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 339,004,767
Gross unrealized appreciation	$ 38,593,994
Gross unrealized depreciation	(18,278,404)
Net unrealized appreciation	$ 20,315,590
5  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, forward foreign currency exchange contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2023 is included in the Portfolio of Investments. At October 31, 2023, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Equity Price Risk: During the year ended October 31, 2023, the Portfolio entered into equity futures contracts and total return swaps to enhance total return, to manage certain investment risks and/or as a substitute for the purchase of securities.
Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and currency options to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2023, the fair value of derivatives with credit-related contingent features in a net liability position was $2,227,335. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $3,771,673 at October 31, 2023.
The OTC derivatives in which the Portfolio invests (except for written options as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at October 31, 2023 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at October 31, 2023.

Global Macro Capital Opportunities Portfolio
October 31, 2023
Notes to Financial Statements — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2023 was as follows:
	Fair Value
Statement of Assets and Liabilities Caption	Equity Price	Foreign Exchange	Total
Not applicable	$ —	$ 211,162*	$ 211,162
Receivable for open forward foreign currency exchange contracts	—	1,911,793	1,911,793
Total Asset Derivatives	$ —	$2,122,955	$ 2,122,955
Derivatives not subject to master netting or similar agreements	$ —	$ 211,162	$ 211,162
Total Asset Derivatives subject to master netting or similar agreements	$ —	$1,911,793	$ 1,911,793
Not applicable	$ (729,771)*	$ (889,966)*	$ (1,619,737)
Payable for open swap contracts	(2,227,335)	—	(2,227,335)
Total Liability Derivatives	$(2,957,106)	$ (889,966)	$(3,847,072)
Derivatives not subject to master netting or similar agreements	$ (729,771)	$ (889,966)	$(1,619,737)
Total Liability Derivatives subject to master netting or similar agreements	$(2,227,335)	$ —	$(2,227,335)
*	Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.
The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of October 31, 2023.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received
BNP Paribas	$ 720,769	$ —	$ —	$ (710,000)	$ 10,769	$ 710,000
HSBC Bank USA, N.A.	1,191,024	—	(1,051,762)	—	139,262	—
	$1,911,793	$ —	$(1,051,762)	$(710,000)	$150,031	$710,000

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged
Citibank, N.A.	$(2,227,335)	$ —	$1,493,615	$733,720	$ —	$2,278,058
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.

Global Macro Capital Opportunities Portfolio
October 31, 2023
Notes to Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the year ended October 31, 2023 was as follows:
Statement of Operations Caption	Equity Price	Foreign Exchange	Total
Net realized gain (loss):
Investment transactions	$ —	$ 401,503(1)	$ 401,503
Written options	—	(2,041)	(2,041)
Futures contracts	(3,748,918)	—	(3,748,918)
Swap contracts	468,682	—	468,682
Forward foreign currency exchange contracts	—	1,886,910	1,886,910
Total	$(3,280,236)	$ 2,286,372	$ (993,864)
Change in unrealized appreciation (depreciation):
Futures contracts	$ (728,448)	$ —	$ (728,448)
Swap contracts	(2,227,335)	—	(2,227,335)
Forward foreign currency exchange contracts	—	(1,343,729)	(1,343,729)
Total	$(2,955,783)	$(1,343,729)	$(4,299,512)
(1)	Relates to purchased options.
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the year ended October 31, 2023, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Forward Foreign Currency Exchange Contracts*	Swap Contracts
$24,801,000	$140,989,000	$13,214,000
*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
The average principal amount of purchased and written currency options contracts outstanding during the year ended October 31, 2023, which are indicative of the volume of these derivative types, were approximately $10,431,000 and $10,431,000, respectively.
6  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. In connection with the renewal of the agreement on October 24, 2023, the borrowing limit was decreased from $725 million. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2023.

Global Macro Capital Opportunities Portfolio
October 31, 2023
Notes to Financial Statements — continued

7  Affiliated Investments
At October 31, 2023, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $28,891,215, which represents 7.7% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the year ended October 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$2,240,401	$238,000,029	$(211,349,215)	$ —	$ —	$28,891,215	$386,696	28,891,215
8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2023, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Asia/Pacific	$ 425,401	$ 117,633,259	$ —	$ 118,058,660
Developed Europe	—	1,115,896	—	1,115,896
Emerging Europe	2,552,308	155,503,951	—	158,056,259
Middle East/Africa	—	41,977,806	—	41,977,806
Total Common Stocks	$ 2,977,709	$ 316,230,912*	$ —	$ 319,208,621
Loan Participation Notes	$ —	$ —	$ 10,052,327	$ 10,052,327
Preferred Stocks	—	1,637,263	—	1,637,263
Rights	—	578	—	578
Sovereign Government Bonds	—	264,073	—	264,073
Short-Term Investments:
Affiliated Fund	28,891,215	—	—	28,891,215
U.S. Treasury Obligations	—	1,493,615	—	1,493,615
Total Investments	$ 31,868,924	$ 319,626,441	$ 10,052,327	$ 361,547,692
Forward Foreign Currency Exchange Contracts	$ —	$ 2,122,955	$ —	$ 2,122,955
Total	$ 31,868,924	$ 321,749,396	$ 10,052,327	$ 363,670,647
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (889,966)	$ —	$ (889,966)

Global Macro Capital Opportunities Portfolio
October 31, 2023
Notes to Financial Statements — continued

Liability Description (continued)	Level 1	Level 2	Level 3	Total
Futures Contracts	$ (729,771)	$ —	$ —	$ (729,771)
Swap Contracts	—	(2,227,335)	—	(2,227,335)
Total	$ (729,771)	$ (3,117,301)	$ —	$ (3,847,072)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Loan Participation Notes
Balance as of October 31, 2022	$ —
Realized gains (losses)	—
Change in net unrealized appreciation (depreciation)	(727,733)
Cost of purchases	10,718,814
Proceeds from sales, including return of capital	—
Accrued discount (premium)	61,246
Transfers to Level 3	—
Transfers from Level 3	—
Balance as of October 31, 2023	$10,052,327
Change in net unrealized appreciation (depreciation) on investments still held as of October 31, 2023	$ (727,733)
The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of October 31, 2023:
Type of Investment	Fair Value as of October 31, 2023	Valuation Technique	Unobservable Input	Range of Unobservable Input	Impact to Valuation from an Increase to Input*
Loan Participation Notes	$10,052,327	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	5.46% - 9.79%**	Decrease
*	Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.
**	The weighted average of the unobservable input is 8.17% based on relative principal amounts.
9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.

Global Macro Capital Opportunities Portfolio
October 31, 2023
Notes to Financial Statements — continued

Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
Frontier markets are among the smallest and least mature investment markets. Frontier market countries may have greater political or economic instability and may also be subject to trade barriers, adjustments in currency values and developing or changing securities laws and other regulations. Investments in frontier market countries generally are less liquid and subject to greater price volatility than investments in developed markets or emerging markets.

Global Macro Capital Opportunities Portfolio
October 31, 2023
Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Global Macro Capital Opportunities Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Global Macro Capital Opportunities Portfolio (the “Portfolio"), including the portfolio of investments, as of October 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
December 19, 2023
We have served as the auditor of one or more Eaton Vance investment companies since 1959.

Eaton Vance
Emerging and Frontier Countries Equity Fund
October 31, 2023
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 8, 2023, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between April and June 2023, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each “Eaton Vance Fund” is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used to determine the value of fund assets, including, when necessary, the determination of “fair value” and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
1     Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.

Eaton Vance
Emerging and Frontier Countries Equity Fund
October 31, 2023
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent, as well as the ongoing unique environment presented by hybrid, remote and other alternative work arrangements;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;
• A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various recently adopted regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule) and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates and other relevant matters;
• The risks which the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 8, 2023 meeting, the Board received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

Eaton Vance
Emerging and Frontier Countries Equity Fund
October 31, 2023
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Emerging and Frontier Countries Equity Fund (the “Fund”) and Eaton Vance Management (“EVM”), as well as the investment advisory agreement between Global Macro Capital Opportunities Portfolio (the “Portfolio”), the portfolio in which the Fund invests, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund and the investment advisory agreement for the Portfolio (together, the “investment advisory agreements”). Eaton Vance Advisors International Ltd., an affiliate of each Adviser (the “Sub-adviser”), began serving as the sub-adviser to the Fund and the Portfolio on January 1, 2023. Accordingly, each investment sub-advisory agreement with the Sub-adviser was in its initial two-year term, and the Board was not required to approve each agreement at its meeting on June 8, 2023.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreements for the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the applicable Adviser.
The Board considered each Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. In this regard, the Board considered each Adviser’s responsibilities with respect to oversight of the Sub-adviser. In particular, the Board considered the abilities and experience of each Adviser’s and the Sub-adviser’s investment professionals in investing in equity securities traded in developed, emerging, frontier, and off-index markets. The Board considered the international investment capabilities of the Sub-adviser, which is based in London, and the benefits to the Fund and the Portfolio of having portfolio management services involving investments in international equities provided by investment professionals located abroad. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.
The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio.
The Board considered the compliance programs of each Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices. The Board’s review included comparative performance data with respect to the Fund for the one-, three- and five-year periods ended December 31, 2022. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its primary, secondary and custom benchmark indexes for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Eaton Vance
Emerging and Frontier Countries Equity Fund
October 31, 2023
Board of Trustees’ Contract Approval — continued

Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund and by the Portfolio for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2022, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain Fund specific factors that had an impact on the Fund’s total expense ratio relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are deemed not to be excessive.
The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

Eaton Vance
Emerging and Frontier Countries Equity Fund
October 31, 2023
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund’s Board of Trustees/Directors on June 7, 2023, the Committee provided a written report to the Fund’s Board of Trustees/
Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2022 through December 31, 2022 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Eaton Vance
Emerging and Frontier Countries Equity Fund
October 31, 2023
Management and Organization

Fund Management. The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Global Macro Capital Opportunities Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and the Portfolio’s affairs. The Board members and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Board members hold indefinite terms of office. Each Trustee holds office until his or her successor is elected and qualified, subject to a prior death, resignation, retirement, disqualification or removal. Under the terms of the Fund's and the Portfolio's current Trustee retirement policy, an Independent Trustee must retire and resign as a Trustee on the earlier of: (i) the first day of July following his or her 74th birthday; or (ii), with limited exception, December 31st of the 20th year in which he or she has served as a Trustee. However, if such retirement and resignation would cause the Fund and the Portfolio to be out of compliance with Section 16 of the 1940 Act or any other regulations or guidance of the SEC, then such retirement and resignation will not become effective until such time as action has been taken for the Fund and the Portfolio to be in compliance therewith. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Board member and officer is Two International Place, Boston, Massachusetts 02110. As used below, “BMR” refers to Boston Management and Research, “EV” refers to EV LLC, “EVM” refers to Eaton Vance Management, “MSIM” refers to Morgan Stanley Investment Management Inc. and “EVD” refers to Eaton Vance Distributors, Inc.  EV is the trustee of each of EVM and BMR.  Each of EVM, BMR, EVD and EV are indirect, wholly owned subsidiaries of Morgan Stanley.  Each officer affiliated with EVM may hold a position with other EVM affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 127 funds in the Eaton Vance fund complex (including both funds and portfolios in a hub and spoke structure).
Name and Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Interested Trustee
Anchal Pachnanda(1) 1980	Trustee	Since 2023	Co-Head of Strategy of MSIM (since 2019). Formerly, Head of Strategy of MSIM (2017-2019). Ms. Pachnanda is an interested person because of her position with MSIM, which is an affiliate of the Trust.
Other Directorships. None.
Noninterested Trustees
Alan C. Bowser 1962	Trustee	Since 2022	Private investor. Formerly, Chief Diversity Officer, Partner and a member of the Operating Committee, and formerly served as Senior Advisor on Diversity and Inclusion for the firm’s chief executive officer, Co-Head of the Americas Region, and Senior Client Advisor of Bridgewater Associates, an asset management firm (2011- 2023).
Other Directorships. Independent Director of Stout Risius Ross (a middle market professional services advisory firm) (since 2021).
Mark R. Fetting 1954	Trustee	Since 2016	Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).
Other Directorships. None.
Cynthia E. Frost 1961	Trustee	Since 2014	Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).
Other Directorships. None.
George J. Gorman 1952	Chairperson of the Board and Trustee	Since 2021 (Chairperson) and 2014 (Trustee)	Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009). Other Directorships. None.

Eaton Vance
Emerging and Frontier Countries Equity Fund
October 31, 2023
Management and Organization — continued

Name and Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)
Valerie A. Mosley 1960	Trustee	Since 2014	Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Founder of Upward Wealth, Inc., dba BrightUp, a fintech platform. Formerly, Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Formerly, Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).
Other Directorships. Director of DraftKings, Inc. (digital sports entertainment and gaming company) (since September 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Formerly, Director of Dynex Capital, Inc. (mortgage REIT) (2013-2020) and Director of Groupon, Inc. (e-commerce provider) (2020-2022).
Keith Quinton 1958	Trustee	Since 2018	Private investor, researcher and lecturer. Formerly, Independent Investment Committee Member at New Hampshire Retirement System (2017-2021). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).
Other Directorships. Formerly, Director (2016-2021) and Chairman (2019-2021) of New Hampshire Municipal Bond Bank.
Marcus L. Smith 1966	Trustee	Since 2018	Private investor and independent corporate director. Formerly, Chief Investment Officer, Canada (2012-2017), Chief Investment Officer, Asia (2010-2012), Director of Asian Research (2004-2010) and portfolio manager (2001-2017) at MFS Investment Management (investment management firm).
Other Directorships. Director of First Industrial Realty Trust, Inc. (an industrial REIT) (since 2021). Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).
Susan J. Sutherland 1957	Trustee	Since 2015	Private investor. Director of Ascot Group Limited and certain of its subsidiaries (insurance and reinsurance) (since 2017). Formerly, Director of Hagerty Holding Corp. (insurance) (2015-2018) and Montpelier Re Holdings Ltd. (insurance and reinsurance) (2013-2015). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).
Other Directorships. Formerly, Director of Kairos Acquisition Corp. (insurance/InsurTech acquisition company) (2021-2023).
Scott E. Wennerholm 1959	Trustee	Since 2016	Private investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).
Other Directorships. None.
Nancy A. Wiser 1967	Trustee	Since 2022	Formerly, Executive Vice President and the Global Head of Operations at Wells Fargo Asset Management (2011-2021). Other Directorships. None.

Name and Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees
Kenneth A. Topping 1966	President	Since 2023	Vice President and Chief Administrative Officer of EVM and BMR and Chief Operating Officer for Public Markets at MSIM. Also Vice President of Calvert Research and Management (“CRM”) since 2021. Formerly, Chief Operating Officer for Goldman Sachs Asset Management 'Classic’ (2009-2020).
Deidre E. Walsh 1971	Vice President and Chief Legal Officer	Since 2009	Vice President of EVM and BMR. Also Vice President of CRM.
James F. Kirchner 1967	Treasurer	Since 2007	Vice President of EVM and BMR. Also Vice President of CRM.

Eaton Vance
Emerging and Frontier Countries Equity Fund
October 31, 2023
Management and Organization — continued

Name and Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)
Nicholas S. Di Lorenzo 1987	Secretary	Since 2022	Formerly, associate (2012-2021) and counsel (2022) at Dechert LLP.
Richard F. Froio 1968	Chief Compliance Officer	Since 2017	Vice President of EVM and BMR since 2017. Formerly, Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).
(1)  Ms. Pachnanda began serving as Trustee effective April 1, 2023.
The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Eaton Vance Funds.

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Investment Adviser of Global Macro Capital Opportunities Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110
Investment Adviser and Administrator of Eaton Vance
Emerging and Frontier Countries Equity Fund
Eaton Vance Management
Two International Place
Boston, MA 02110
Investment Sub-Adviser
Eaton Vance Advisers International Ltd.
125 Old Broad Street
London, EC2N 1AR
United Kingdom
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Independent Registered  Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees (the “Board”) has designated George J. Gorman and Scott E. Wennerholm, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Wennerholm is a private investor. Previously, Mr. Wennerholm served as a Trustee at Wheelock College (postsecondary institution), as a Consultant at GF Parish Group (executive recruiting firm), Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm), Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm), and Vice President at Fidelity Investments Institutional Services (investment management firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years October 31, 2022 and October 31, 2023 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/22	10/31/23
Audit Fees	$52,600	$50,600
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$3,000	$0
All Other Fees(3)	$0	$0

Total	$55,600	$50,600

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2022 and October 31, 2023; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/22	10/31/23
Registrant	$3,000	$0
Eaton Vance(1)	$52,836	$0

(1)	Certain subsidiaries of Morgan Stanley. provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Capital Opportunities Portfolio

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
President

Date:	December 22, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 22, 2023

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
President

Date:	December 22, 2023